Income Taxes (Tables)	12 Months Ended
Jan. 31, 2024
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Summary of Income Tax Expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2024	January 31, 2023

Current income tax expense
Related to current year	$246.2	$345.0
Related to prior years	(1.6)	(11.0)
	244.6	334.0
Deferred income tax recovery
Temporary differences	(36.1)	(49.1)
Effect of income tax rate changes on deferred income taxes	(0.3)	(0.1)
Increase in valuation allowance	1.4	15.7
	(35.0)	(33.5)
Income tax expense	$209.6	$300.5

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2024		January 31, 2023

Income taxes calculated at statutory rates	$252.8	26.5%	$309.0	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(2.9)		(1.8)
Effect of income tax rate changes on deferred income taxes	(0.3)		(0.1)
Increase in valuation allowance	1.4		15.7
Recognition of income taxes on foreign currency translation	(15.7)		(12.5)
Recognition of income taxes on inflation	(7.0)		(9.4)
Permanent differences	(0.6)		10.2
Recognition of tax incentives	(20.5)		(10.1)
Other	2.4		(0.5)
Income tax expense	$209.6		$300.5

Components of Deferred Income Taxes Asset (Liability)	Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2024	January 31, 2023

Related to current assets and liabilities
Inventories	$77.5	$75.3
Income taxes and related receivables	(3.9)	(3.1)
Trade payables and accruals	18.7	16.3
Provisions	143.9	98.7
Other financial liabilities	5.1	13.2
Lease liabilities	12.6	10.8
Deferred revenues	21.9	18.4
Other financial asset	(15.4)	(15.8)
Other	(4.6)	(5.6)
	255.8	208.2
Related to non-current assets and liabilities
Property, plant and equipment	$(73.2)	$(71.5)
Intangible assets	(55.6)	(71.3)
Right-of-use assets	(47.5)	(43.1)
Provisions	33.2	26.7
Long-term debt	2.6	8.8
Lease liabilities	39.9	36.6
Deferred revenues	23.4	32.1
Employee future benefit liabilities	30.3	32.1
Other non-current liabilities	(6.9)	(7.7)
Other	12.6	2.4
	(41.2)	(54.9)
Related to non-capital losses carried forward	40.7	63.3
Related to capital losses carried forward	29.2	25.4
	284.5	242.0
Unrecognized tax benefits	(52.9)	(43.0)
Total	$231.6	$199.0